                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                           August, 2007
Payment Date                                                                                                   9/17/2007
Transaction Month                                                                                                      3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I.   ORIGINAL DEAL PARAMETERS

                                                                                                  WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   ------------------   ----------------------
Initial Pool Balance                                     $2,224,998,964.25              102,246             56.5 months

                                                           DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                         -----------------   ------------------    --------------------
Original Securities:
   Class A-1 Notes                                       $  466,000,000.00             5.34852%           July 15, 2008
   Class A-2a Notes                                      $  300,000,000.00               5.420%          April 15, 2010
   Class A-2b Notes                                      $  287,596,000.00     one-month LIBOR+          April 15, 2010
   Class A-3a Notes                                      $  255,444,000.00               5.400%         August 15, 2011
   Class A-3b Notes                                      $  294,000,000.00     one-month LIBOR+         August 15, 2011
   Class A-4a Notes                                      $  144,330,000.00               5.470%           June 15, 2012
   Class A-4b Notes                                      $  145,000,000.00     one-month LIBOR+           June 15, 2012
   Class B Notes                                         $   59,759,000.00               5.600%        October 15, 2012
   Class C Notes                                         $   39,840,000.00               5.800%       February 15, 2013
   Class D Notes                                         $   39,839,000.00               7.050%       December 15, 2013
                                                         -----------------
      Total                                              $2,031,808,000.00

II.  AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                   $ 7,652,657.79
PRINCIPAL:
   Principal Collections                                                                                  $41,238,433.39
   Prepayments in Full                                                                                    $17,789,818.71
   Liquidation Proceeds                                                                                   $   622,333.94
   Recoveries                                                                                             $     2,470.86
                                                                                                          --------------
    SUB TOTAL                                                                                             $59,653,056.90
                                                                                                          --------------
COLLECTIONS                                                                                               $67,305,714.69

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                  $   393,578.33
   Purchase Amounts Related to Interest                                                                   $     2,253.62
                                                                                                          --------------
      SUB TOTAL                                                                                           $   395,831.95
Clean-up Call                                                                                             $         0.00

Reserve Account Draw Amount                                                                               $         0.00
Net Swap Receipt - Tranche A-2b                                                                           $   185,349.63
Net Swap Receipt - Tranche A-3b                                                                           $   199,766.88
Net Swap Receipt - Tranche A-4b                                                                           $    96,349.48
                                                                                                          --------------
AVAILABLE FUNDS                                                                                           $68,183,012.63

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                           August, 2007
Payment Date                                                                                                   9/17/2007
Transaction Month                                                                                                      3

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                             -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses             $            0.00   $         0.00   $    0.00   $    0.00   $ 68,183,012.63
Indenture Trustee Fees and                  $            0.00   $         0.00   $    0.00   $    0.00   $ 68,183,012.63
Servicing Fee                               $    1,751,225.05   $ 1,751,225.05   $    0.00   $    0.00   $ 66,431,787.58
Net Swap Payment - Tranche A-2b             $            0.00   $         0.00   $    0.00   $    0.00   $ 66,431,787.58
Net Swap Payment - Tranche A-3b             $            0.00   $         0.00   $    0.00   $    0.00   $ 66,431,787.58
Net Swap Payment - Tranche A-4b             $            0.00   $         0.00   $    0.00   $    0.00   $ 66,431,787.58
Swap Termination Payment                    $            0.00   $         0.00   $    0.00   $    0.00   $ 66,431,787.58
Interest - Class A-1 Notes                  $    1,690,178.96   $ 1,690,178.96   $    0.00   $    0.00   $ 64,741,608.62
Interest - Class A-2a Notes                 $    1,355,000.00   $ 1,355,000.00   $    0.00   $    0.00   $ 63,386,608.62
Interest - Class A-2b Notes                 $    1,481,928.26   $ 1,481,928.26   $    0.00   $    0.00   $ 61,904,680.36
Interest - Class A-3a Notes                 $    1,149,498.00   $ 1,149,498.00   $    0.00   $    0.00   $ 60,755,182.36
Interest - Class A-3b Notes                 $    1,520,316.88   $ 1,520,316.88   $    0.00   $    0.00   $ 59,234,865.48
Interest - Class A-4a Notes                 $      657,904.25   $   657,904.25   $    0.00   $    0.00   $ 58,576,961.23
Interest - Class A-4b Notes                 $      752,474.48   $   752,474.48   $    0.00   $    0.00   $ 57,824,486.75
First Priority Principal Payment            $            0.00   $         0.00   $    0.00   $    0.00   $ 57,824,486.75
Interest - Class B Notes                    $      278,875.33   $   278,875.33   $    0.00   $    0.00   $ 57,545,611.42
Second Priority Principal Payment           $      570,498.72   $   570,498.72   $    0.00   $    0.00   $ 56,975,112.70
Interest - Class C Notes                    $      192,560.00   $   192,560.00   $    0.00   $    0.00   $ 56,782,552.70
Third Priority Principal Payment            $   39,840,000.00   $39,840,000.00   $    0.00   $    0.00   $ 16,942,552.70
Interest - Class D Notes                    $      234,054.13   $   234,054.13   $    0.00   $    0.00   $ 16,708,498.57
Reserve Account Deposit                     $            0.00   $         0.00   $    0.00   $    0.00   $ 16,708,498.57
Regular Principal Payment                   $  304,326,287.06   $16,708,498.57   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination               $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and Expenses        $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor              $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                --------------
TOTAL                                                           $68,183,012.63

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment    $         0.00
                                                                      Second Priority Principal Payment   $   570,498.72
                                                                      Third Priority Principal Payment    $39,840,000.00
                                                                      Regular Principal Payment           $16,708,498.57
                                                                                                          --------------
                                                                      TOTAL                               $57,118,997.29

IV.  NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                         ------------------------------   -----------------------------   ------------------------------
                                          PER $1,000 OF                   PER $1,000 OF                    PER $1,000 OF
                                             ORIGINAL                       ORIGINAL                          ORIGINAL
                             ACTUAL          BALANCE          ACTUAL         BALANCE          ACTUAL          BALANCE
                         --------------   -------------   -------------   -------------   --------------   -------------
Class A-1 Notes          $57,118,997.29   $      122.57   $1,690,178.96   $        3.63   $58,809,176.25   $      126.20
Class A-2a Notes         $         0.00   $        0.00   $1,355,000.00   $        4.52   $ 1,355,000.00   $        4.52
Class A-2b Notes         $         0.00   $        0.00   $1,481,928.26   $        5.15   $ 1,481,928.26   $        5.15
Class A-3a Notes         $         0.00   $        0.00   $1,149,498.00   $        4.50   $ 1,149,498.00   $        4.50
Class A-3b Notes         $         0.00   $        0.00   $1,520,316.88   $        5.17   $ 1,520,316.88   $        5.17
Class A-4a Notes         $         0.00   $        0.00   $  657,904.25   $        4.56   $   657,904.25   $        4.56
Class A-4b Notes         $         0.00   $        0.00   $  752,474.48   $        5.19   $   752,474.48   $        5.19
Class B Notes            $         0.00   $        0.00   $  278,875.33   $        4.67   $   278,875.33   $        4.67
Class C Notes            $         0.00   $        0.00   $  192,560.00   $        4.83   $   192,560.00   $        4.83
Class D Notes            $         0.00   $        0.00   $  234,054.13   $        5.88   $   234,054.13   $        5.88
                         --------------                   -------------                   --------------
TOTAL                    $57,118,997.29                   $9,312,790.29                   $66,431,787.58

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                           August, 2007
Payment Date                                                                                                   9/17/2007
Transaction Month                                                                                                      3

V.   NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------
Class A-1 Notes                                      $    344,736,785.78     0.7397785   $  287,617,788.49     0.6172056
Class A-2a Notes                                     $    300,000,000.00     1.0000000   $  300,000,000.00     1.0000000
Class A-2b Notes                                     $    287,596,000.00     1.0000000   $  287,596,000.00     1.0000000
Class A-3a Notes                                     $    255,444,000.00     1.0000000   $  255,444,000.00     1.0000000
Class A-3b Notes                                     $    294,000,000.00     1.0000000   $  294,000,000.00     1.0000000
Class A-4a Notes                                     $    144,330,000.00     1.0000000   $  144,330,000.00     1.0000000
Class A-4b Notes                                     $    145,000,000.00     1.0000000   $  145,000,000.00     1.0000000
Class B Notes                                        $     59,759,000.00     1.0000000   $   59,759,000.00     1.0000000
Class C Notes                                        $     39,840,000.00     1.0000000   $   39,840,000.00     1.0000000
Class D Notes                                        $     39,839,000.00     1.0000000   $   39,839,000.00     1.0000000
                                                     -------------------   -----------   -----------------   -----------
TOTAL                                                $  1,910,544,785.78     0.9403176   $1,853,425,788.49     0.9122052
POOL INFORMATION
   Weighted Average APR                                                          4.352%                            4.335%
   Weighted Average Remaining Term                                               54.89                             54.06
   Number of Receivables Outstanding                                            98,259                            95,286
   Pool Balance                                                      $2,101,470,055.13                 $2,041,066,208.40
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $1,883,405,967.65                 $1,830,295,287.06
   Pool Factor                                                               0.9444814                         0.9173336

VI.  OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                              $   11,124,994.82
Targeted Credit Enhancement Amount                                                                     $   20,410,662.08
Yield Supplement Overcollateralization Amount                                                          $  210,770,921.34
Targeted Overcollateralization Amount                                                                  $  220,056,588.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  187,640,419.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                      $   11,124,994.82
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   11,124,994.82
Change in Reserve Account Balance                                                                      $            0.00

Specified Reserve Balance                                                                              $   11,124,994.82

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                           August, 2007
Payment Date                                                                                                   9/17/2007
Transaction Month                                                                                                      3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                          # OF RECEIVABLES        AMOUNT
                                                                                          ----------------   -----------
Realized Loss                                                                                          308   $359,682.36
(Recoveries)                                                                                             2   $  2,470.86
                                                                                                             -----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $357,211.50
Cumulative Net Losses Last Collection                                                                        $130,121.47
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $487,332.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.20%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES           AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           0.88%               778   $18,004,513.95
61-90 Days Delinquent                                                           0.09%                70   $ 1,741,523.65
91-120 Days Delinquent                                                          0.01%                 9   $   198,733.30
Over 120 Days Delinquent                                                        0.00%                 0   $         0.00
                                                                                ----                ---   --------------

TOTAL DELINQUENT RECEIVABLES                                                    0.98%               857   $19,944,770.90

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                          71   $ 1,571,318.87
Total Repossesed Inventory                                                                           73   $ 1,884,183.56

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0045%
Preceding Collection Period                                                                                       0.0686%
Current Collection Period                                                                                         0.2070%
Three Month Average                                                                                               0.0933%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0010%
Preceding Collection Period                                                                                       0.0519%
Current Collection Period                                                                                         0.0829%
Three Month Average                                                                                               0.0453%